Restructuring - 2020 Global Supply Chain Optimization - Rollforward of Restructuring Liability (Details) - Global Supply Chain Optimization $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Restructuring Reserve [Roll Forward]
Balance at beginning of period	$ 0
Restructuring expense, net	8,239
Cash payments	(5,546)
Balance at end of period	2,693
Severance and related employee costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0
Restructuring expense, net	5,123
Cash payments	(3,630)
Balance at end of period	1,493
Other Costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0
Restructuring expense, net	3,116
Cash payments	(1,916)
Balance at end of period	$ 1,200